Summarizes Characteristic Of Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Options Outstanding [Line Items]
Shares	97,864
Shares	45,424
Excercise Price One
Stock Options Outstanding [Line Items]
Shares	2,000
Average Remaining Life	10 months 6 days
Average Exercise Price	$ 32.55
Shares	2,000
Average Exercise Price	$ 32.55
Excercise Price Two
Stock Options Outstanding [Line Items]
Shares	6,284
Average Remaining Life	2 years 11 months 16 days
Average Exercise Price	$ 34
Shares	6,284
Average Exercise Price	$ 34
Excercise Price Three
Stock Options Outstanding [Line Items]
Shares	70,950
Average Remaining Life	8 years 8 months 23 days
Average Exercise Price	$ 35
Shares	18,510
Average Exercise Price	$ 35
Excercise Price Four
Stock Options Outstanding [Line Items]
Shares	18,630
Average Remaining Life	2 years 8 months 23 days
Average Exercise Price	$ 35.95
Shares	18,630
Average Exercise Price	$ 35.95